Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.13%
Aerospace & Defense–1.40%
BWX Technologies, Inc.	345,678	$17,411,801
Mercury Systems, Inc.(b)	351,979	14,290,347
		31,702,148
Air Freight & Logistics–0.60%
GXO Logistics, Inc.(b)(c)	388,499	13,620,775
Alternative Carriers–1.68%
Iridium Communications, Inc.(b)	858,945	38,111,390
Apparel, Accessories & Luxury Goods–0.84%
Kontoor Brands, Inc.(c)	564,417	18,970,055
Application Software–8.73%
Altair Engineering, Inc., Class A(b)(c)	469,261	20,750,721
Avalara, Inc.(b)	197,176	18,100,757
Black Knight, Inc.(b)	104,863	6,787,782
CCC Intelligent Solutions Holdings, Inc.(b)(c)	1,357,067	12,349,310
Descartes Systems Group, Inc. (The) (Canada)(b)	334,362	21,242,018
Five9, Inc.(b)(c)	213,946	16,041,671
Guidewire Software, Inc.(b)(c)	248,360	15,294,009
HashiCorp, Inc., Class A(b)(c)	130,661	4,205,977
Manhattan Associates, Inc.(b)	188,212	25,037,842
Procore Technologies, Inc.(b)(c)	375,000	18,555,000
Sprout Social, Inc., Class A(b)(c)	344,729	20,918,156
Workiva, Inc.(b)(c)	236,061	18,365,546
		197,648,789
Auto Parts & Equipment–1.51%
Fox Factory Holding Corp.(b)	252,523	19,969,519
Gentherm, Inc.(b)(c)	285,951	14,220,343
		34,189,862
Biotechnology–6.87%
Abcam PLC (United Kingdom)(b)	1,414,030	21,093,945
Apellis Pharmaceuticals, Inc.(b)	191,293	13,065,312
ChemoCentryx, Inc.(b)	343,159	17,727,594
Cytokinetics, Inc.(b)(c)	232,808	11,279,548
Halozyme Therapeutics, Inc.(b)(c)	889,647	35,176,642
Intellia Therapeutics, Inc.(b)(c)	159,568	8,929,425
Karuna Therapeutics, Inc.(b)(c)	51,115	11,497,297
Mirati Therapeutics, Inc.(b)	175,845	12,281,015
Natera, Inc.(b)(c)	559,060	24,498,009
		155,548,787
Coal & Consumable Fuels–0.11%
Enviva, Inc.(c)	40,491	2,431,890
Communications Equipment–1.17%
Calix, Inc.(b)	434,564	26,569,243
Construction & Engineering–4.50%
AECOM	548,521	37,502,381
Construction Partners, Inc.(b)(c)	930,005	24,394,031
Shares		Value
Construction & Engineering–(continued)
Valmont Industries, Inc.	148,733	$39,952,659
		101,849,071
Data Processing & Outsourced Services–1.70%
ExlService Holdings, Inc.(b)(c)	143,920	21,208,051
Flywire Corp.(b)(c)	748,526	17,186,157
		38,394,208
Distributors–1.04%
Pool Corp.	73,786	23,479,443
Diversified Metals & Mining–0.20%
MP Materials Corp.(b)(c)	164,327	4,486,127
Education Services–0.80%
Stride, Inc.(b)	429,410	18,048,102
Electronic Components–1.02%
Littelfuse, Inc.	116,510	23,149,372
Electronic Manufacturing Services–0.82%
Flex Ltd.(b)	1,120,118	18,661,166
Environmental & Facilities Services–1.76%
Clean Harbors, Inc.(b)	362,536	39,871,709
Financial Exchanges & Data–2.21%
Morningstar, Inc.	139,593	29,638,386
TMX Group Ltd. (Canada)	220,269	20,260,889
		49,899,275
Food Distributors–1.09%
Performance Food Group Co.(b)	573,837	24,646,298
Food Retail–0.70%
Grocery Outlet Holding Corp.(b)	475,562	15,831,459
Gas Utilities–0.07%
New Jersey Resources Corp.	39,572	1,531,436
Health Care Equipment–7.27%
AtriCure, Inc.(b)	550,431	21,521,852
CONMED Corp.(c)	93,359	7,484,591
Globus Medical, Inc., Class A(b)(c)	296,510	17,663,101
Inari Medical, Inc.(b)(c)	390,587	28,372,240
Insulet Corp.(b)(c)	97,786	22,432,108
iRhythm Technologies, Inc.(b)(c)	195,012	24,431,103
Mesa Laboratories, Inc.(c)	91,919	12,944,953
Omnicell, Inc.(b)(c)	177,645	15,460,444
Tandem Diabetes Care, Inc.(b)(c)	296,281	14,177,046
		164,487,438
Health Care Facilities–1.10%
Acadia Healthcare Co., Inc.(b)	317,540	24,825,277
Health Care Services–2.20%
Chemed Corp.	49,248	21,499,707
Guardant Health, Inc.(b)	204,301	10,997,523

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Services–(continued)
R1 RCM, Inc.(b)(c)	934,304	$17,312,653
		49,809,883
Health Care Supplies–0.76%
Lantheus Holdings, Inc.(b)	243,364	17,115,790
Health Care Technology–1.41%
Doximity, Inc., Class A(b)(c)	479,603	14,493,602
Evolent Health, Inc., Class A(b)	485,703	17,451,309
		31,944,911
Hotels, Resorts & Cruise Lines–1.81%
Marriott Vacations Worldwide Corp.	214,842	26,180,646
Wyndham Hotels & Resorts, Inc.	241,450	14,812,958
		40,993,604
Human Resource & Employment Services–0.84%
ASGN, Inc.(b)(c)	210,022	18,979,688
Industrial Machinery–3.93%
Chart Industries, Inc.(b)(c)	144,733	26,681,529
Evoqua Water Technologies Corp.(b)	1,096,304	36,254,773
Nordson Corp.	122,553	26,014,325
		88,950,627
Industrial REITs–1.68%
EastGroup Properties, Inc.	163,308	23,571,877
Terreno Realty Corp.	274,283	14,534,256
		38,106,133
Insurance Brokers–1.03%
BRP Group, Inc., Class A(b)(c)	887,888	23,395,849
Interactive Media & Services–0.69%
Shutterstock, Inc.(c)	312,513	15,678,777
Internet & Direct Marketing Retail–0.57%
Overstock.com, Inc.(b)(c)	527,511	12,844,893
Investment Banking & Brokerage–1.95%
LPL Financial Holdings, Inc.	201,638	44,053,870
IT Consulting & Other Services–1.22%
Endava PLC, ADR (United Kingdom)(b)(c)	188,464	15,195,853
Perficient, Inc.(b)	191,963	12,481,434
		27,677,287
Leisure Facilities–0.96%
Planet Fitness, Inc., Class A(b)(c)	376,783	21,725,308
Life Sciences Tools & Services–2.13%
CryoPort, Inc.(b)(c)	100,483	2,447,766
Maravai LifeSciences Holdings, Inc., Class A(b)	519,370	13,259,516
Repligen Corp.(b)(c)	173,479	32,459,656
		48,166,938
Motorcycle Manufacturers–1.01%
Harley-Davidson, Inc.(c)	654,980	22,845,702
Oil & Gas Equipment & Services–0.66%
ChampionX Corp.	758,446	14,842,788
Oil & Gas Exploration & Production–3.32%
Chord Energy Corp.(c)	152,669	20,880,539
Shares		Value
Oil & Gas Exploration & Production–(continued)
Matador Resources Co.(c)	510,628	$24,979,922
Range Resources Corp.	566,683	14,314,412
SM Energy Co.	394,901	14,852,227
		75,027,100
Packaged Foods & Meats–2.16%
Freshpet, Inc.(b)(c)	290,215	14,536,870
Post Holdings, Inc.(b)	225,677	18,485,203
Simply Good Foods Co. (The)(b)	499,073	15,965,345
		48,987,418
Pharmaceuticals–2.83%
Arvinas, Inc.(b)(c)	235,104	10,459,777
Harmony Biosciences Holdings, Inc.(b)(c)	231,542	10,254,995
Intra-Cellular Therapies, Inc.(b)	263,924	12,280,384
Pacira BioSciences, Inc.(b)(c)	295,107	15,696,741
Prestige Consumer Healthcare, Inc.(b)	309,021	15,398,517
		64,090,414
Property & Casualty Insurance–1.58%
Hanover Insurance Group, Inc. (The)	158,533	20,314,419
Selective Insurance Group, Inc.	188,671	15,357,819
		35,672,238
Regional Banks–0.66%
Silvergate Capital Corp., Class A(b)	198,805	14,979,957
Research & Consulting Services–1.98%
CACI International, Inc., Class A(b)	65,995	17,228,655
Clarivate PLC(b)(c)	830,751	7,800,752
KBR, Inc.	455,383	19,681,653
		44,711,060
Restaurants–2.39%
Texas Roadhouse, Inc.	339,128	29,592,309
Wingstop, Inc.(c)	195,124	24,472,452
		54,064,761
Semiconductors–3.72%
Allegro MicroSystems, Inc. (Japan)(b)(c)	1,071,816	23,419,180
Impinj, Inc.(b)(c)	347,692	27,825,791
Lattice Semiconductor Corp.(b)	354,735	17,456,509
Power Integrations, Inc.(c)	241,803	15,552,769
		84,254,249
Specialty Chemicals–1.05%
Element Solutions, Inc.	1,466,659	23,862,542
Specialty Stores–0.94%
National Vision Holdings, Inc.(b)(c)	653,930	21,350,815
Steel–0.58%
Cleveland-Cliffs, Inc.(b)(c)	981,111	13,215,565
Systems Software–2.23%
Gitlab, Inc., Class A(b)(c)	48,344	2,476,180
KnowBe4, Inc., Class A(b)(c)	1,269,214	26,412,343
Qualys, Inc.(b)(c)	154,338	21,513,174
		50,401,697
Trading Companies & Distributors–1.47%
WESCO International, Inc.(b)	278,763	33,278,727
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Trucking–0.80%
Saia, Inc.(b)(c)	95,410	$18,127,900
Water Utilities–0.38%
American States Water Co.(c)	110,429	8,607,941
Total Common Stocks & Other Equity Interests (Cost $2,170,391,422)		2,175,717,752
Money Market Funds–4.18%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	33,459,649	33,459,649
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	22,923,756	22,928,341
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	38,239,598	38,239,598
Total Money Market Funds (Cost $94,621,286)		94,627,588
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.31% (Cost $2,265,012,708)		2,270,345,340
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–21.69%
Invesco Private Government Fund, 3.01%(d)(e)(f)	137,394,368	$137,394,368
Invesco Private Prime Fund, 3.11%(d)(e)(f)	353,390,162	353,390,162
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $490,798,436)		490,784,530
TOTAL INVESTMENTS IN SECURITIES–122.00% (Cost $2,755,811,144)		2,761,129,870
OTHER ASSETS LESS LIABILITIES—(22.00)%		(497,821,281)
NET ASSETS–100.00%		$2,263,308,589
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$32,241,983	$166,545,899	$(165,328,233)	$-	$-	$33,459,649	$206,669
Invesco Liquid Assets Portfolio, Institutional Class	22,057,639	118,961,356	(118,091,596)	6,302	(5,360)	22,928,341	141,508
Invesco Treasury Portfolio, Institutional Class	36,847,981	190,338,170	(188,946,553)	-	-	38,239,598	223,018
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	206,465,257	579,687,704	(648,758,593)	-	-	137,394,368	1,112,354*
Invesco Private Prime Fund	480,543,174	1,259,637,745	(1,386,737,985)	32,763	(85,535)	353,390,162	3,085,626*
Total	$778,156,034	$2,315,170,874	$(2,507,862,960)	$39,065	$(90,895)	$585,412,118	$4,769,175

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,154,623,807	$21,093,945	$—	$2,175,717,752
Money Market Funds	94,627,588	490,784,530	—	585,412,118
Total Investments	$2,249,251,395	$511,878,475	$—	$2,761,129,870
Invesco Small Cap Growth Fund